Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2021 and 2022, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Initial cost basis	2,285,439	2,286,171	331,464
Cumulative unrealized gains	329,768	87,226	12,647
Cumulative unrealized losses (including impairment)	(270,421)	(710,476)	(103,009)

Total carrying amount	2,344,786	1,662,921	241,102

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	38,595	94,510	31,295	4,537
Gross unrealized losses (downward adjustments excluding impairment)	(495)	—	—	—

Net unrealized gains on equity securities held	38,100	94,510	31,295	4,537
Net realized gains on equity securities sold	—	—	—	—

Total net gains recognized in other income, net	38,100	94,510	31,295	4,537

Schedule of Available-for-Sale Debt Investments Measured at Fair Value and Consist of Convertible Debt Instruments	Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option with no contractual maturity date.

	As of
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
Cost or Amortized cost	76,500	319,975	46,392
Gross unrealized gains	3,780	176,219	25,549
Gross unrealized losses	(2,425)	(10,870)	(1,576)

Fair value	77,855	485,324	70,365